INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS
INVESTMENTS

NOTE 20 - INVESTMENTS

	Shares	12/31/2022	12/31/2021
Jointly controlled
Norte Energia S.A. - NESA	49.98%	6,060,822	6,384,303
Energia Sustentável do Brasil S.A. - ESBR	40.00%	3,563,552	3,295,627
Belo Monte Transmissora de Energia S. A.	49.00%	2,005,808	1,895,036
Interligação Elétrica do Madeira S.A. (IE Madeira)	49.00%	1,735,667	1,409,983
Teles Pires Participações S.A. - TPP	49.44%	315,385	789,994
Mata de Santa Genebra Transmissão S.A.	49.90%	548,104	634,284
Chapecoense Geração S.A.	40.00%	253,633	454,259
Empresa de Energia São Manoel S.A.	33.33%	588,913	428,168
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00%	502,090	413,106
Companhia Energética SINOP S.A.	49.00%	526,442	349,256
Energética Águas da Pedra S.A. - EAPSA	49.00%	—	291,327
Enerpeixe S.A.	40.00%	261,789	266,309
STN - Sistema de Transmissão Nordeste S.A.	49.00%	269,217	258,272
Paranaíba Transmissora de Energia S.A.	24.50%	222,169	188,675
Triangulo Mineiro Transmissora de Energia S.A.	49.00%	199,746	182,828
Goiás Transmissão S.A.	49.00%	206,773	177,274
Retiro Baixo Energética S.A.	49.00%	155,470	168,726
MGE Transmissão S.A.	49.00%	196,954	168,273
Rouar S.A.	50.00%	133,828	134,264
Transenergia Renovável S.A.	49.00%	96,112	97,461
Vale do São Bartolomeu Transmissora de Energia S.A.	39.00%	89,860	79,406
Luziania-Niquelandia Transmissora S.A.	49.00%	47,750	38,320
Itaipu	—	—	279,025
Others	24.50% to 54.10%	381,437	364,160
		18,361,521	18,748,336
Associates
Eletronuclear[1]	67.95%	7,188,028	—
Companhia de Transmissão de Energia Elétrica Paulista - CTEEP	35.03%	5,007,916	4,451,016
Companhia Estadual de Transmissao de Energia Eletrica - CEEE-T²	—	—	644,208
Lajeado Energia S.A.	40.07%	96,037	99,516
CEB Lajeado S.A.	40.07%	94,839	74,160
Paulista Lajeado Energia S.A.	40.07%	14,522	37,925
Others	32.59% to 39.02%	1,461,401	1,714,011
		13,862,743	7,020,836
		32,224,264	25,769,172

¹ Eletrobras sold all of its equity interest in CEEE-T to CPFL Comercialização de Energia Cone Sul Ltda, in April 2022.

Measured at fair value

		Shareholder
	Shares	amount [1]	Fair value
	12/31/2022	12/31/2022	12/31/2022	12/31/2021
AES Tietê Energia S.A.	6.80%	147,327	383,958	333,932
Companhia Energética do Ceará	7.06%	76,658	200,391	254,664
Energisa Holding	2.06%	101,897	371,418	354,279
Auren Energia S.A.[2]	1.03%	61,468	152,425	—
Companhia Energética de São Paulo - CESP²	—	—	—	224,090
Centrais Elétricas de Santa Catarina S.A. - CELESC	10.75%	266,636	227,237	281,924
Companhia Paranaense de Energia - COPEL	0.56%	60,413	105,164	92,459
Equatorial Energia Pará	0.99%	16,075	143,008	117,671
Neoenergia Pernambuco[3]	—	—	—	31,941
Energisa Mato Grosso - Distribuidora de Energia S.A.	0.18%	3,064	32,632	32,400
Rio Paranapanema Energia	0.47%	3,924	11,899	14,615
Companhia Energética de Brasília - CEB	2.10%	11,861	16,330	23,650
Others	Between 0.06% to 0.31%	41,416	116,796	116,984
		790,739	1,761,258	1,878,609

¹ Equity value according to the participation of Eletrobras and its subsidiaries in the share capital of the companies.

² Companhia Energética de São Paulo (CESP) was merged into Auren Energia S.A. in January 2022; and

³ Eletrobras sold its entire equity interest in Neoenergia Pernambuco in October 2022.

20.1 - Estimated losses on investments

The Company estimates the recoverable amount of its investments in the Affiliates based on their value to the shareholder, calculated from the discounted cash flow or their market value, whichever is largest, in accordance with IAS 36 - Impairment of Assets, for cases in which there has been any transaction under market conditions for any SPE.

The assumptions used are the Company’s Management’s best estimate of future trends in the electricity sector and are based both on external sources of information and on historical data from the SPEs. The main premises are described below:

●	Growth compatible with historical data and growth prospects for the Brazilian economy;
●	Discount rate per year (after taxes*) specific to each SPE, respecting the capital structure and cost of debt of each one, using the WACC, using the same parameters, except for the capital structure and cost of debt, used to calculate the discount rates for corporate assets. For more information, see note 23;
●	Revenues projected in accordance with the contracts, with no provision for extending the concession / authorization; and
●	Expenses considering the Business Plan of each investee and the historical values realized.

* The use of post-tax discount rates in determining the amounts in use would not result in materially different recoverable amounts if pre-tax rates were used.

	CONSOLIDATED
	12/31/2022	12/31/2021
Teles Pires Participações S.A. - TPP	468,478	—
Energia Sustentável do Brasil S.A. - ESBR	—	309,617
Interligação Elétrica do Madeira S.A. – (IE Madeira)	92,192	310,411
Companhia Energética SINOP S.A.	139,677	354,900
Empresa de Energia São Manoel S.A.	—	177,516
Transnorte Energia S.A.	122,787	133,058
Mata de Santa Genebra Transmissão S.A.	141,393	73,868
Others	16,652	7,294
	981,179	1,366,664

20.2 – Business Combination: Acquisition of control of Madeira Energia S.A. (MESA)

Due to disagreements between SAESA and Consórcio Construtor Santo Antônio (CCSA), in November 2015, SAESA filed an arbitration proceeding against CCSA in the International Chamber of Commerce – ICC seeking to declare CCSA’s responsible for the costs of replacing the reserves for the electricity purchase agreements executed by SAESA [due to changes in the contractually agreed timetable]. In February 2022, the International Arbitration Court issued an unfavorable award, triggering disbursement obligations for SAESA.

In order to meet the financial obligations from this adverse decision imposed on Santo Antônio Energia SA (SAESA), a wholly owned subsidiary of MESA, in June 2022, Furnas subscribed 5,494,950,237 common shares for R$ 681,374, as a result of the preemptive right under the capital increase of MESA, and 7,267,560,939 new subscribed common shares as a result of the surplus shares of the capital increase, for a subscription price of R$ 901,177, totaling R$1,582,551 in aggregate. With the payment of the shares, the participation of Furnas in MESA increased from 43.05% to 72.36%.

On July 8, 2022, the rescission of the MESA Shareholders’ Agreement was signed, with this act, Furnas, who holds 72.36% of the share capital, now has the rights to direct the relevant activities of the Company, thus becoming the controlling shareholder of MESA.

The assumption of control by Furnas, from the termination of the Shareholders’ Agreement, constitutes a business combination, pursuant to IFRS 3 – Business Combinations.

In order to classify the consideration of the business combination, R$ 1,582,551, the amount corresponding to the payment of the share capital of MESA was valued at fair value, as per the table below:

		Fair value		Fair value -
	Book value	adjustments to	Fair value	current interest
Balance Sheet - MESA	06/30/2022	inventories	(100.00%)	(72.36%)
Financial assets
Cash and cash equivalents	1,762,742	—	1,762,742	1,275,591
Deferred income tax/social contribution	2,077,704	—	2,077,704	1,503,510
Other Assets	758,493	—	758,493	548,876
Fixed and intangible assets	18,991,316	1,213,000	20,204,316	14,620,651
	23,590,255	1,213,000	24,803,255	17,948,628

Liabilities
Loans and financing	19,979,063	—	19,979,063	14,457,649
Other Liabilities	2,687,907	58,026	2,745,933	1,987,067
	22,666,970	58,026	22,724,996	16,444,716

Net assets (liabilities)	923,285	1,154,974	2,078,259	1,503,912

Despite the R$1,503,912 net value, highlighted above, the Company’s assessment report demonstrated the need to book provisions for loss, as the value added to the asset, resulting from additional investments, was initially considered partially unrecoverable.

In the year ended on December 31, 2021, the Company recorded a balance of zero for the MESA investment and a provision for unsecured liability in the amount of R$705,864, related to the arbitration process, which was assumed by the Company. On December 31, 2022, the Company result was impacted by R$250,551, referring to the provision for investment loss, recognized in the line estimated losses on investments. See note 40.1.

On December 31, 2022, the MESA investment balance is R$604,377. Eletrobras studies the plans that may allow the complete recoverability of the amount invested, including considering possible changes in the business plan of the investee.

20.3 - Change in investments

			Transfer to
			asset held	Other	Increase/Reduction	Dividends and
	Balance as of	Effects of	for sale /	Comprehensive	of share	interest on own	Equity pickup	Estimated loss	Balance as of
Subsidiaries, affiliates and jointly controlled companies	12/31/2021	deconsolidation	Write-off	Results	capital	capital	method	on investments	12/31/2022
Eletronuclear	—	6,571,987	—	474,581	—	—	141,460	—	7,188,028
Norte Energia S.A. – NESA	6,384,303	—	—	—	—	—	(323,481)	—	6,060,822
Companhia de Transmissão de Energia Elétrica Paulista - CTEEP	4,451,016	—	—	75,855	(11,244)	(250,310)	742,599	—	5,007,916
Energia Sustentável do Brasil S.A. - ESBR	3,295,627	—	—	—	—	—	(41,692)	309,617	3,563,552
Belo Monte Transmissora de Energia S. A.	1,895,036	—	—	—	—	(66,400)	177,172	—	2,005,808
Interligação Elétrica do Madeira S.A. (IE Madeira)	1,409,983	—	—	—	—	(123,598)	231,063	218,219	1,735,667
Empresa de Energia São Manoel S.A.	428,168	—	—	—	—	—	(16,771)	177,516	588,913
Mata de Santa Genebra Transmissão S.A.	634,284	—	—	—	—	(74,570)	55,915	(67,525)	548,104
Companhia Energética SINOP S.A.	349,256	—	—	—	—	—	(38,037)	215,223	526,442
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	413,106	—	—	—	—	(7,415)	96,399	—	502,090
Teles Pires Participações S.A. - TPP	789,994	—	—	—	46,336	—	(52,467)	(468,478)	315,385
STN - Sistema de Transmissão Nordeste S.A.	258,272	—	—	—	—	(52,964)	63,909	—	269,217
Enerpeixe S.A.	266,309	—	—	—	—	—	(4,520)	—	261,789
Chapecoense Geração S.A.	454,259	—	—	—	—	(369,709)	169,083	—	253,633
Paranaíba Transmissora de Energia S.A.	188,675	—	—	—	—	(10,433)	43,927	—	222,169
Goiás Transmissão S.A.	177,274	—	—	—	—	(9,188)	38,687	—	206,773
Triangulo Mineiro Transmissora de Energia S.A.	182,828	—	—	—	—	(5,145)	22,063	—	199,746
MGE Transmissão S.A.	168,273	—	—	—	—	(8,934)	37,615	—	196,954
Retiro Baixo Energética S.A.	168,726	—	—	—	—	(37,513)	24,257	—	155,470
Lajeado Energia S.A.	99,516	—	—	67	—	(115,640)	112,094	—	96,037
Rouar S.A.	134,264	—	—	(9,089)	—	(4,734)	13,387	—	133,828
Transenergia Renovável S.A.	97,461	—	—	—	—	(13,514)	12,165	—	96,112
CEB Lajeado S.A.	74,160	—	—	18	—	(37,123)	57,784	—	94,839
Vale do São Bartolomeu Transmissora de Energia S.A.	79,406	—	—	—	—	(6,240)	16,694	—	89,860
Luziania-Niquelandia Transmissora S.A.	38,320	—	—	—	—	(5,700)	15,130	—	47,750
Paulista Lajeado Energia S.A.	37,925	—	—	—	—	(13,690)	(9,713)	—	14,522
Companhia Estadual de Transmissão de Energia Elétrica - CEEE-T¹	644,208	—	(648,271)	—	—	4,063	—	—	—
Energética Águas da Pedra S.A. – EAPSA	291,327	—	(286,776)	—	—	(65,154)	60,603	—	—
Itaipu²	279,025	—	(279,025)	—	—	—	—	—	—
Construtora Integração Ltda³	21,527	—	(21,879)	—	—	—	352	—	—
Others	2,056,644	—	(344,832)	23,414	13,110	(266,278)	360,132	648	1,842,838
	25,769,172	6,571,987	(1,580,783)	564,846	48,202	(1,540,189)	2,005,809	385,220	32,224,264

1 Eletrobras sold all of its equity interest in CEEE-T to CPFL Comercialização de Energia Cone Sul Ltda, in April 2022;

2 In June 2022, Eletrobras transferred all of its equity interest in Itaipu to ENBpar. The amounts receivable for the transfer can be identified in note 10; and

3 In August 2022, SPE Construtora Integração Ltda was closed.

			Transfer to asset	Other					Dividends and
	Balance as of		held for sale (d)/	Comprehensive	AFAC		Increase/Reduction	Investees'	interest on own	Equity pickup	Provision/	Balance as of
Subsidiaries, affiliates and jointly controlled companies	12/31/2020	Pay-in capital	Write-off (e)	Results	capitalization	Taking Over	of share capital	adjustments	capital	method	Reversal for Loss	12/31/2021
Norte Energia S.A. – NESA	6,600,626	—	—	—	—	—	—	—	—	(216,323)	—	6,384,303
Companhia de Transmissão de Energia Elétrica Paulista - CTEEP	4,314,282	11,843	—	(4,084)	—	—	9,082	—	(846,968)	966,861	—	4,451,016
Energia Sustentável do Brasil S.A. - ESBR	3,250,575	—	—	—	—	—	—	—	—	(77,581)	122,633	3,295,627
Belo Monte Transmissora de Energia SPE S.A.	1,702,719	—	—	—	—	—	—	(43,996)	(37,963)	162,902	111,374	1,895,036
Interligação Elétrica do Madeira S.A. (IE Madeira)	1,375,039	—	—	—	—	—	—	279	(132,921)	267,906	(100,320)	1,409,983
Madeira Energia S.A. (MESA)	906,289	—	—	—	—	—	—	—	—	(972,661)	66,372	—
Norte Brasil Transmissora de Energia S.A. - NBTE (a)	795,287	—	(740,382)	—	—	—	—	29,441	—	23,746	(108,092)	—
Teles Pires Participações S.A. - TPP	746,820	38,679	—	—	—	—	—	—	—	4,495	—	789,994
Companhia Energética SINOP S.A.	555,783	—	—	—	—	—	—	—	—	(69,907)	(136,620)	349,256
Empresa de Energia São Manoel S.A.	434,379	—	—	—	—	—	—	—	—	(26,162)	19,951	428,168
Mata de Santa Genebra Transmissão S.A.	534,167	—	—	—	—	—	—	—	(13,559)	62,921	50,755	634,284
Chapecoense Geração S.A.	373,740	—	—	—	—	—	—	—	(93,861)	174,380	—	454,259
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	324,874	—	—	—	—	—	—	—	(14,532)	64,695	38,069	413,106
Enerpeixe S.A.	265,711	—	—	—	—	—	—	—	1,725	(1,127)	—	266,309
Energética Águas da Pedra S.A. – EAPSA	244,444	—	—	—	—	—	—	—	(50,894)	97,777	—	291,327
Transmissora Sul Litorânea de Energia S.A. - TSLE	171,632	17,194	—	—	—	(200,605)	—	—	(13,041)	24,820	—	—
STN - Sistema de Transmissão Nordeste S.A.	217,861	—	—	—	—	—	—	36,322	(46,226)	50,315	—	258,272
Goiás Transmissão S.A.	212,431	—	—	—	—	—	—	—	(79,724)	44,567	—	177,274
Paranaíba Transmissora de Energia S.A.	173,434	—	—	—	—	—	—	—	(5,732)	20,973	—	188,675
Rouar S.A.	128,315	—	—	10,990	—	—	(5,338)	—	(5,099)	5,396	—	134,264
Transnorte Energia S.A.	25,498	—	—	—	9,800	—	—	—	—	(11,177)	(24,121)	—
MGE Transmissão S.A.	137,148	—	—	—	—	—	—	—	(7,332)	38,457	—	168,273
Transenergia Renovável S.A.	116,395	—	—	—	—	—	—	—	(33,401)	14,467	—	97,461
Retiro Baixo Energética S.A.	157,183	—	—	—	1,225	—	—	—	(3,214)	13,532	—	168,726
Triangulo Mineiro Transmissora de Energia S.A.	126,654	—	—	—	—	—	—	34,220	(3,920)	25,874	—	182,828
Vale do São Bartolomeu Transmissora de Energia S.A.	64,019	—	—	—	—	—	—	—	—	15,387	—	79,406
Lajeado Energia S.A.	90,340	—	—	175	—	—	—	—	(126,889)	135,890	—	99,516
CEB Lajeado S.A.	67,956	—	—	18	—	—	—	—	(25,769)	31,955	—	74,160
Paulista Lajeado Energia S.A.	38,056	—	—	—	—	—	—	—	(19,502)	19,371	—	37,925
Luziania-Niquelandia Transmissora S.A.	31,179	—	—	—	—	—	—	—	(5,348)	12,489	—	38,320
Fronteira Oeste Transmissora de Energia	79,003	—	—	—	—	(105,018)	—	—	—	2,134	23,881	—
Others	2,734,404	35,593	(20,831)	196,657	—	—	—	(67,637)	(404,263)	525,216	2,265	3,001,404
Total Investments	26,996,243	103,309	(761,213)	203,756	11,025	(305,623)	3,744	(11,371)	(1,968,433)	1,431,588	66,147	25,769,172

20.4 - Summary of information on the main joint ventures and associates

	12/31/2022
	Percentage of	Current	Non-current	Total	Current	Non-current		Total	Net operating	Net
	participation	assets	assets	Assets	Liabilities	liabilities	Equity	liabilities	revenue	Profit / (Loss)
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	1,760,261	41,668,551	43,428,812	2,254,754	29,070,142	12,103,916	43,428,812	5,565,305	(647,346)
Energia Sustentável do Brasil S.A. - ESBR	40.00%	1,210,513	19,354,405	20,564,918	1,058,167	10,597,876	8,908,875	20,564,918	3,116,478	(104,235)
Belo Monte Transmissora de Energia SPE S.A.	49.00%	1,140,735	7,679,713	8,820,448	630,800	4,096,162	4,093,486	8,820,448	954,985	360,022
Interligação Elétrica do Madeira S.A. (IE Madeira)	49.00%	931,271	6,251,143	7,182,414	634,666	2,817,425	3,730,323	7,182,414	735,154	471,557

Associates
Companhia de Transmissão de Energia Elétrica Paulista - CTEEP	35.74%	4,670,170	27,573,380	32,243,550	1,293,346	14,413,723	16,536,481	32,243,550	5,450,570	2,319,791
Eletronuclear	67.95%	4,610,349	18,373,593	22,983,942	2,434,613	9,970,923	10,578,406	22,983,942	3,963,282	308,977

	12/31/2021
									Net
	Percentage of	Current	Non-current		Current	Non-current			operating	Net Profit /
	participation	assets	assets	Total Assets	Liabilities	liabilities	Equity	Total 1iabilities	revenue	(Loss)
Jointly controlled companies
Norte Energia S.A. - NESA	49.98%	1,489,913	41,641,146	43,131,059	1,678,941	28,705,845	12,746,273	43,131,059	4,836,435	(432,814)
Energia Sustentável do Brasil S.A. - ESBR	40.00%	567,089	19,816,570	20,383,659	730,876	10,639,673	9,013,110	20,383,659	2,783,506	(193,955)
Belo Monte Transmissora de Energia SPE S.A.	49.50%	1,073,113	7,438,788	8,511,901	546,168	4,098,559	3,867,174	8,511,901	896,974	326,221
Interligação Elétrica do Madeira S.A. (IE Madeira)	49.50%	928,778	6,088,383	7,017,161	610,022	2,896,130	3,511,009	7,017,161	920,715	546,746
Madeira Energia S.A. (MESA)	43.00%	927,739	23,286,096	24,213,835	2,309,383	20,412,415	1,492,037	24,213,835	3,757,969	(12,386)

Associates
Companhia de Transmissão de Energia Elétrica Paulista - CTEEP	35.08%	3,747,849	25,228,890	28,976,739	1,229,194	12,954,810	14,792,735	28,976,739	5,534,129	3,037,808

20.5 - Market value of associates that are quoted on the stock exchange

		Fair Value [1]
Publicly traded companies	Shares	12/31/2022	12/31/2021
Valued using the equity method
Companhia de Transmissão de Energia Elétrica Paulista - CTEEP	35.74%	5,566,247	5,775,156
Equatorial Maranhão Distribuidora de Energia S.A.	33.41%	1,348,024	2,238,434
Companhia Estadual de Transmissão de Energia Elétrica - CEEE-T²	—	—	1,180,812
Empresa Metropolitana de Águas e Energia S.A. – EMAE	40.44%	1,015,837	1,095,497
Companhia Estadual de Distribuição de Energia Elétrica - CEEE-D	4.62%	119,615	152,108

¹ Based on the stock price on the base date.

² Eletrobras sold all of its equity interest in CEEE-T to CPFL Comercialização de Energia Cone Sul Ltda, in April 2022.

20.6 - Shares under guarantee

Since the Company has several lawsuits within the scope of the Judiciary, where it appears as a defendant, see note 34, equity interests are offered as a guarantee, in the resources of these lawsuits, as follows:

12/31/2022
Shares	Value of	Percent of	Investment
corporate	Investment	block	blocked
Companhia de Transmissão de Energia Elétrica Paulista - CTEEP	4,902,846	85.49%	4,191,276
AES Tietê Energia S.A.	383,958	74.22%	284,989
Energisa Holding	371,418	58.56%	217,490
Centrais Elétricas de Santa Catarina S.A. - CELESC	227,237	45.72%	103,896
Companhia Energética do Ceará	200,391	10.73%	21,493
Auren Energia S.A.	152,425	74.02%	112,832
Companhia Energética de Brasília - CEB	16,330	83.13%	13,576
Others	1,271,407	64.14% to 100%	997,195
	7,526,012		5,942,747

20.7 - Net Working Capital of Subsidiaries and Affiliates

(a) Direct and indirect subsidiaries

Eletronorte – Its main objective is the generation and transmission of electricity. In the year ended December 31, 2022, the subsidiary had a negative net working capital of R$712,544.

Madeira Energia S.A. – Its main objective is the operation and maintenance of the Santo Antônio Hydroelectric Power Plant and its transmission system. In the year ended December 31, 2022, the subsidiary had a negative net working capital of R$752,010.

(b) Affiliates

The Company and its subsidiaries hold interests in the companies Norte Energia S.A., Teles Pires Participações S.A., Paulista Lajeado S.A., Enerpeixe S.A., Vamcruz I Participações S.A., Chapecoense and Foz do Chapecó Energia S.A. that presented in the year ended December 31, 2022, negative net working capital of R$494,493, R$90,899, R$18,459, R$271,746, R$49,384, R$35,089 and R$35,453 respectively.

Accounting Policy

The Company evaluates its investments in subsidiaries, jointly controlled and affiliated companies using the equity method, see note 4.4, and other investments in equity interests at fair value. The fair value considered for these shares corresponds to the current price of the shares traded on the Stock Exchange.

Changes in the value of investments in equity investments valued at fair value, resulting from the change in share prices, are recorded directly in shareholders’ equity, as other comprehensive income. Dividend receipts paid to the Company by these investees are recorded in profit or loss.

In the consolidated balance sheet, the balance sheet balances of the Company’s subsidiaries are distributed, according to the nature, under the items of assets and liabilities, thus not comprising the consolidated balance of investments. See note 4.4.